Trading Properties (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of trading properties
	Completed properties	Properties under development	Undeveloped sites	Total
At June 30, 2019	4,033	3,596	4,927	12,556
Additions	36	2,604	846	3,486
Deconsolidation	-	(233)	-	(233)
Currency translation adjustment	452	47	817	1,316
Transfers	1,859	(1,486)	(50)	323
Disposals	(3,340)	(3,282)	(53)	(6,675)
At June 30, 2020	3,040	1,246	6,487	10,773
Additions	-	408	397	805
Desconsolidation	(2,128)	(142)	(5,420)	(7,690)
Currency translation adjustment	(195)	(126)	(373)	(694)
Transfers	194	(194)	-	-
Disposals	(790)	(390)	(256)	(1,436)
At June 30, 2021	121	802	835	1,758
	June 30, 2021	June 30, 2020
Non-current	1,644	7,294
Current	114	3,479
Total	1,758	10,773